Income Taxes - Reconciliation of Income Tax (Benefit) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Computed tax at federal statutory rate (35%)			$ (150.7)	$ 49.5	$ 54.9
Non-deductible goodwill impairment loss			149.7	0	0
Domestic production activities deduction			(5.5)	(3.4)	(4.1)
State income taxes, net of effect on federal tax			(0.1)	3.6	4.4
Other, net (none in excess of 5% of computed tax)			0.3	(0.2)	0.6
Income tax (benefit) provision	$ 24.3	$ 26.2	$ (6.3)	$ 49.5	$ 55.8
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal statutory rate			35.00%	35.00%	35.00%
None in excess of 5% of computed tax			5.00%	5.00%	5.00%